Additional information on the nature of expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of Attribution of Expenses by Nature

Research and development expenses
in CHF thousands	2021	2020	2019
Research consumables and external research and development expenses	(26,342)	(26,599)	(20,314)
Personnel expenses (1), see also note 18	(25,647)	(25,251)	(19,722)
Depreciation and amortization	(2,016)	(2,319)	(2,088)
Intellectual property	(636)	(492)	(568)
Facility expenses	(758)	(683)	(565)
Other research and development expenses	(259)	(169)	(191)
Royalties and license fees, see also note 17	(60)	(562)	(50)
Total year ended December 31	(55,718)	(56,075)	(43,498)

Selling, general and administrative expenses
in CHF thousands	2021	2020	2019
Personnel expenses (2), see also note 18	(10,604)	(8,383)	(7,870)
Other administrative expenses	(6,242)	(2,587)	(5,231)
Depreciation and amortization	(549)	(568)	(381)
Facility expenses	(60)	(57)	(63)
Total year ended December 31	(17,454)	(11,595)	(13,545)

Total operating expenses	(73,172)	(67,670)	(57,043)

(1) Research and development non-cash effective pension and share-based compensation costs were TCHF 3,045 in 2021, TCHF 2,612 in 2020 and TCHF 1,549 in 2019.
(2) Selling, general and administrative non-cash effective pension and share based compensation costs were TCHF 2,113 in 2021, TCHF 1,573 in 2020 and TCHF 1,351 in 2019.